INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	$ 15,207
Balance on end of year	14,140	$ 15,207
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	17,448	17,448
Additions	0	0
Balance on end of year	17,448	17,448
Cost [Member] | Pipeline Products [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	7,028	7,028
Additions	0	0
Balance on end of year	7,028	7,028
Cost [Member] | Potential Products [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	4,920	4,920
Additions	0	0
Balance on end of year	4,920	4,920
Cost [Member] | Microorganisms Collection [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	5,500	5,500
Additions	0	0
Balance on end of year	5,500	5,500
Accumulated depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	(2,241)	(1,309)
Additions	1,067	932
Balance on end of year	(3,308)	(2,241)
Amortized cost on end of year	14,140	15,207
Accumulated depreciation [Member] | Pipeline Products [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	(971)	(567)
Additions	403	404
Balance on end of year	(1,374)	(971)
Amortized cost on end of year	5,654	6,057
Accumulated depreciation [Member] | Potential Products [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	(609)	(356)
Additions	253	253
Balance on end of year	(862)	(609)
Amortized cost on end of year	4,058	4,311
Accumulated depreciation [Member] | Microorganisms Collection [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	(661)	(386)
Additions	411	275
Balance on end of year	(1,072)	(661)
Amortized cost on end of year	$ 4,428	$ 4,839